SEGMENT REPORTING	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING

United States ("U.S.") Upstream, Canadian Upstream, Midstream and Oilfield Services represent the operating segments of the Company.  The factors used to identify these reportable segments are based on the nature of the operations, nationality, operating strategies and management expertise involved in each.  The Upstream segments are organized and operate to explore for and produce crude oil and natural gas within the geographic boundaries of the U.S. and Canada.  The Midstream segment operates a network of pipelines and compression stations that gather natural gas and NGLs for transportation to market. The Oilfield Services segment provides drilling services to other oil and gas exploration and production companies. Midstream and Oilfield Services customers are our subsidiaries and other third-party oil and gas companies.

The following tables set forth operating activities by segment for the three and six months ended June 30, 2013 and 2012, respectively.

	As of and for the Three Months Ended June 30, 2013
	(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream and Marketing	Oilfield Services	Corporate Unallocated	Inter-segment Eliminations	Total
Revenues
Oil and gas sales	$57,923	$8,534	$—	$—	$—	$—	$66,457
Gas transportation, gathering, processing, and marketing	439	—	16,151	—	—	(2,177)	14,413
Oilfield services	—	—	—	3,693	—	(81)	3,612
Gain (loss) on sale of assets and other revenue	(439)	—	—	(3)	—	—	(442)
Total revenue	57,923	8,534	16,151	3,690	—	(2,258)	84,040
Expenses
Lease operating expenses	20,882	1,904	—	—	—	(2,177)	20,609
Severance taxes and marketing	4,446	406	—	—	—	—	4,852
Exploration and abandonments	3,546	1,611	—	—	—	—	5,157
Impairment of proved oil & gas properties	15,920	114	—	—	—	—	16,034
Gas transportation, gathering, processing, and marketing	—	—	13,414	—	—	—	13,414
Oilfield services	—	—	—	4,147	—	(81)	4,066
Depletion, depreciation, amortization and accretion	27,590	6,593	3,282	521	—	—	37,986
General and administrative	4,783	1,173	2,053	107	11,485	—	19,601
Total expenses	77,167	11,801	18,749	4,775	11,485	(2,258)	121,719
Interest income	80	776	—	—	1,550	(2,312)	94
Interest expense	(2,213)	(825)	(1,199)	(142)	(16,775)	2,312	(18,842)
Gain (loss) on derivative contracts,(net)	(167)	—	(5,169)	—	11,736	—	6,400
Other income (expense)	1,592	—	(226)	—	100	—	1,466
Total other income (expense)	(708)	(49)	(6,594)	(142)	(3,389)	—	(10,882)
Loss from continuing operations before income tax	(19,952)	(3,316)	(9,192)	(1,227)	(14,874)	—	(48,561)
Income tax benefit	913	708	—	—	41,945	—	43,566
Net loss from continuing operations	(19,039)	(2,608)	(9,192)	(1,227)	27,071	—	(4,995)
Income from discontinued operations, net of tax	6,050	—	—	—	(8,453)	—	(2,403)
Gain on sale of discontinued operations, net of tax	172,452	—	—	—	—	—	172,452
Net income (loss)	$159,463	$(2,608)	$(9,192)	$(1,227)	$18,618	$—	$165,054

Total segment assets	$1,413,296	$248,908	$248,964	$34,287	$98,469	$(8,004)	$2,035,920

	As of and for the Three Months Ended June 30, 2012
	(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream and Marketing	Oilfield Services	Corporate Unallocated	Inter-segment Eliminations	Total
Revenues
Oil and gas sales	$29,712	$7,473	$—	$—	$—	$—	$37,185
Gas transportation, gathering, processing, and marketing	—	—	4,199	—	—	—	4,199
Oilfield services	—	—	—	1,392	—	(435)	957
Gain on sale of assets and other revenue	102	1	14	—	—	—	117
Total revenue	29,814	7,474	4,213	1,392	—	(435)	42,458
Expenses
Lease operating expenses	10,581	901	—	—	—	(782)	10,700
Severance taxes and marketing	2,180	560	—	—	—	—	2,740
Exploration and abandonments	5,831	3,578	—	—	—	—	9,409
Gas transportation, gathering and processing	—	—	1,971	—	—	—	1,971
Oilfield services	—	—	—	1,219	—	348	1,567
Depletion, depreciation, amortization and accretion	16,431	4,799	1,190	249	—	—	22,669
General and administrative	3,249	1,621	795	57	11,074	—	16,796
Total expenses	38,272	11,459	3,956	1,525	11,074	(434)	65,852
Interest income	30	767	—	—	28	(763)	62
Interest expense	(893)	—	(1,725)	(75)	(17,502)	763	(19,432)
Gain (loss) on derivative contracts, (net)	105	—	(1,350)	—	19,349	—	18,104
Other income (expense)	933	—	(2)	—	—	—	931
Total other income (expense)	175	767	(3,077)	(75)	1,875	—	(335)
Loss from continuing operations before income tax	(8,283)	(3,218)	(2,820)	(208)	(9,199)	(1)	(23,729)
Income tax benefit	6,063	795	—	—	—	—	6,858
Net loss from continuing operations	(2,220)	(2,423)	(2,820)	(208)	(9,199)	(1)	(16,871)
Income (loss) from discontinued operations, net of tax	2,416	—	—	—	—	—	2,416
Loss on sale of discontinued operations, net of tax	—	—	—	—	—	—	—
Net loss	$196	$(2,423)	$(2,820)	$(208)	$(9,199)	$(1)	$(14,455)

Total segment assets	$1,306,811	$243,965	$183,175	$12,493	$59,639	$(469)	$1,805,614

	As of and for the Six Months Ended June 30, 2013
	(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream and Marketing	Oilfield Services	Corporate Unallocated	Inter-segment Eliminations	Total
Oil and gas sales	$97,711	$21,311	$—	$—	$—	$—	$119,022
Gas transportation, gathering, processing, and marketing	439	—	33,453	—	—	(3,583)	30,309
Oilfield services	—	—	—	7,424	—	(119)	7,305
Gain (loss) on sale of assets and other revenue	(416)	—	—	(3)	—	—	(419)
Total revenue	97,734	21,311	33,453	7,421	—	(3,702)	156,217
Lease operating expenses	32,724	3,637	—	—	—	(3,621)	32,740
Severance taxes and marketing	7,429	616	—	—	—	—	8,045
Exploration and abandonments	33,279	1,661	—	—	—	—	34,940
Impairment of proved oil & gas properties	15,920	114	—	—	—	—	16,034
Gas transportation, gathering, processing, and marketing	—	—	26,845	—	—	—	26,845
Oilfield services	—	—	—	7,482	—	(81)	7,401
Depletion, depreciation, amortization and accretion	44,186	16,026	5,969	859	—	—	67,040
General and administrative	8,526	2,143	3,290	471	27,477	—	41,907
Total expenses	142,064	24,197	36,104	8,812	27,477	(3,702)	234,952
Interest income	181	1,540	—	—	2,804	(4,320)	205
Interest expense	(4,167)	(1,498)	(2,038)	(231)	(33,979)	4,320	(37,593)
Gain (loss) on derivative contracts, (net)	(211)	—	(5,440)	—	4,560	—	(1,091)
Other income (expense)	2,599	—	(211)	—	100	—	2,488
Total other income (expense)	(1,598)	42	(7,689)	(231)	(26,515)	—	(35,991)
Loss from continuing operations before income tax	(45,928)	(2,844)	(10,340)	(1,622)	(53,992)	—	(114,726)
Income tax benefit	5,767	708	—	—	41,945	—	48,420
Net loss from continuing operations	(40,161)	(2,136)	(10,340)	(1,622)	(12,047)	—	(66,306)
Income from discontinued operations, net of tax	22,661	—	—	—	(8,453)	—	14,208
Gain on sale of discontinued operations, net of tax	172,452	—	—	—	—	—	172,452
Net income (loss)	$154,952	$(2,136)	$(10,340)	$(1,622)	$(20,500)	$—	$120,354
							—
Total segment assets	$1,413,296	$248,908	$248,964	$34,287	$98,469	$(8,004)	$2,035,920

	As of and for the Six Months Ended June 30, 2012
	(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream and Marketing	Oilfield Services	Corporate Unallocated	Inter-segment Eliminations	Total
Oil and gas sales	$58,441	$16,526	$—	$—	$—	$—	$74,967
Gas transportation, gathering, processing, and marketing	—	—	5,360	—	—	—	5,360
Oilfield services	—	—	—	6,260	—	(1,646)	4,614
Gain (loss) on sale of assets and other revenue	104	1	17	(276)	—	—	(154)
Total revenue	58,545	16,527	5,377	5,984	—	(1,646)	84,787
Lease operating expenses	20,954	2,231	—	—	—	(1,645)	21,540
Severance taxes and marketing	4,361	1,198	—	—	—	—	5,559
Exploration and abandonments	14,845	3,580	—	—	—	—	18,425
Gas transportation, gathering, processing, and marketing	—	—	2,091	—	—	—	2,091
Oilfield services	—	—	—	3,567	—	—	3,567
Depletion, depreciation, amortization and accretion	30,598	9,618	1,658	448	—	—	42,322
General and administrative	6,215	2,313	1,107	106	21,898	—	31,639
Total expenses	76,973	18,940	4,856	4,121	21,898	(1,645)	125,143
Interest income	31	1,536	—	—	55	(1,526)	96
Interest expense	(1,681)	(1)	(3,007)	(158)	(21,495)	1,526	(24,816)
Gain (loss) on derivative contracts, (net)	105	—	(1,350)	—	20,452	—	19,207
Other income (expense)	1,967	—	(2)	—	—	—	1,965
Total other income (expense)	422	1,535	(4,359)	(158)	(988)	—	(3,548)
Income (loss) from continuing operations before income tax	(18,006)	(878)	(3,838)	1,705	(22,886)	(1)	(43,904)
Income tax benefit	8,937	213	—	—	—	—	9,150
Net income (loss) from continuing operations	(9,069)	(665)	(3,838)	1,705	(22,886)	(1)	(34,754)
Income from discontinued operations	7,163	—	—	354	—	—	7,517
Gain on sale of discontinued operations	—	—	—	2,224	—	—	2,224
Net income (loss)	$(1,906)	$(665)	$(3,838)	$4,283	$(22,886)	$(1)	$(25,013)

Total segment assets	$1,306,811	$243,965	$183,175	$12,493	$59,639	$(469)	$1,805,614